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[THE ACACIA GROUP LOGO]

May 5, 2000
                                                TRANSMITTED VIA EDGAR ON 5/05/00

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE:      ACACIA NATIONAL LIFE INSURANCE COMPANY (DEPOSITOR)
         ACACIA NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT II (REGISTRANT) FILE NO. 333-03963
         RULE 497(J) CERTIFICATION

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2000, for Acacia National Variable Annuity Separate Account II ("Separate Account II"), File No. 333-03963, as otherwise required by Rule 497(c) under the Securities Act of 1933, Acacia National Life Insurance Company, on behalf of Separate Account II, hereby certifies that:

       1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 6 to Separate Account II's registration statement for File No. 333-03963 on Form N-4 filed with the SEC April 28, 2000; and

       2. The text of Post-Effective Amendment No. 6 to Separate Account II's registration statement for File No. 333-03963 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please contact me at 301-280-1035.

Sincerely,

/s/ Robert-John H. Sands

Robert-John H. Sands
Senior Vice President, Corporate Secretary and General Counsel